Non-controlling interests - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	$ 1,252,076	$ 1,243,127
Non-current assets	3,356,923	3,367,615
Current liabilities	(1,047,353)	(747,948)
Non-current liabilities	(1,753,805)	(2,117,683)
Carrying amount of Methanex non-controlling interests	296,628	244,347
Total
Disclosure of subsidiaries [line items]
Current assets	232,334	275,272
Non-current assets	813,609	825,731
Current liabilities	(99,780)	(243,748)
Non-current liabilities	(335,800)	(369,274)
Net assets	610,363	487,981
Carrying amount of Methanex non-controlling interests	296,628	244,347
Methanex Egypt
Disclosure of subsidiaries [line items]
Current assets	158,903	248,032
Non-current assets	670,819	720,356
Current liabilities	(86,155)	(231,259)
Non-current liabilities	(170,034)	(293,184)
Net assets	573,533	443,945
Carrying amount of Methanex non-controlling interests	275,303	216,599
Other
Disclosure of subsidiaries [line items]
Current assets	73,431	27,240
Non-current assets	142,790	105,375
Current liabilities	(13,625)	(12,489)
Non-current liabilities	(165,766)	(76,090)
Net assets	36,830	44,036
Carrying amount of Methanex non-controlling interests	$ 21,325	$ 27,748